SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
General and administrative expense	$ 1,103,257	$ 1,479,064	$ 3,481,408	$ 3,519,746	$ 4,716,909	$ 4,266,854
Professional Services [Member]
General and administrative expense					2,575,294	2,527,076
Salaries and Related Expenses [Member]
General and administrative expense					297,848	214,570
Share Based Compensation [Member]
General and administrative expense					934,188	598,699
Legal Expenses [Member]
General and administrative expense					108,814	160,814
Insurance [Member]
General and administrative expense					473,650	473,985
Rent and Office Maintenance [Member]
General and administrative expense					50,361	21,069
Registration Fees [Member]
General and administrative expense					233,350	233,395
Communications [Member]
General and administrative expense					1,432	822
Depreciation [Member]
General and administrative expense					8,114	20,040
Other Expenses [Member]
General and administrative expense					$ 33,858	$ 16,384